Income tax expense (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Timing differences on property and equipment and financing costs	$ 1,810,789	$ 2,109,557	$ 2,012,709
SRED expenditures	348,341	396,020	215,303
Foreign tax credit	285,772	371,133	371,133
Total operating loss carryforwards	10,780,430	14,010,387	12,223,083
Intellectual property	(4,133,115)	(5,306,796)	(5,761,674)
Deferred tax assets, operating loss carryforwards	6,647,315	8,703,591	6,461,409
Less valuation allowance	(6,647,315)	(8,703,591)	(6,461,409)
Canada
Net operating losses carried forward	6,840,817	9,563,701	8,180,209
USA
Net operating losses carried forward	$ 1,494,711	$ 1,569,976	$ 1,443,729